Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Mining interests	$ 2,463,255	$ 2,177,467	$ 2,107,175
Mali
Disclosure of operating segments [line items]
Mining interests	1,134,868	1,094,998
Philippines
Disclosure of operating segments [line items]
Mining interests	685,139	519,802
Namibia
Disclosure of operating segments [line items]
Mining interests	336,897	325,366
COLOMBIA
Disclosure of operating segments [line items]
Mining interests	105,665	87,495
Burkina Faso
Disclosure of operating segments [line items]
Mining interests	81,382	79,087
Nicaragua
Disclosure of operating segments [line items]
Mining interests	76,235	53,471
CANADA
Disclosure of operating segments [line items]
Mining interests	24,160	2,160
Finland
Disclosure of operating segments [line items]
Mining interests	9,034	6,697
Total
Disclosure of operating segments [line items]
Mining interests	$ 9,875	$ 8,391